SUPPLEMENT Dated August 20, 2007
To The Prospectus Dated April 30, 2007 For
Your Variable Annuity Contract
Issued By ING USA Annuity and Life Insurance Company
Through Separate Account B or EQ of ING USA Annuity and Life Insurance Company

(“GoldenSelect DVA,” GoldenSelect DVA Plus,” “Equi-Select,” “SmartDesign
Advantage,” “SmartDesign Variable Annuity,” “SmartDesign Signature,”
“GoldenSelect Opportunities,” and “GoldenSelect Legends”)

This supplement updates the prospectus. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Contact Center at
1-800-366-0066.

These investment portfolio change, underlined in the following excerpts of “Appendix B –The Investment
Portfolios,” is effective August 20, 2007 – with all references in the prospectus changed accordingly:

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Partners, Inc.
151 Farmington Avenue, Hartford, CT 06156-8962

ING Davis New York Venture Portfolio	A non-diversified portfolio that seeks long-term growth of
(Class S)	capital.
(formerly, ING Davis Venture Value Portfolio)

Investment Adviser: Directed Services LLC
Investment Subadviser: Davis Selected Advisers, L.P.

ING USA – 144966	08/20/07